Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000205825 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000205825 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000205825 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000205825 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000205825 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000205825 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000205825 | 064058100 | Bank of New York Mellon Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000205825 | 931142103 | Wal-Mart Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000205825 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000205825 | 337738108 | Fiserv, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000205825 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205825 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000205825 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000205825 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000205825 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000205825 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000205825 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000205825 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000205825 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000205825 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000205825 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000205825 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000161987 | 302081104 | ExlService Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000161987 | 008492100 | Agree Realty Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000161987 | 09627Y109 | Blueprint Medicines Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000161987 | 97650W108 | Wintrust Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000161987 | 03820C105 | Applied Industrial Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000161987 | 29358P101 | Ensign Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000161987 | 87161C501 | Synovus Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000161987 | 875465106 | Tanger Factory Outlet Centers, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000161987 | 516544103 | Lantheus Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000161987 | 840441109 | SouthState Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000161987 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000161987 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000161987 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000161987 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000161987 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000161987 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000161987 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000161987 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000161987 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000161987 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000161987 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000161987 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000131830 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000131830 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000131830 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000131830 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000131830 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000131830 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000131830 | 064058100 | Bank of New York Mellon Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131830 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000131830 | 45841N107 | Interactive Brokers Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000131830 | 24703L202 | Dell Technologies, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000131830 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000131830 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000131830 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000131830 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000131830 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000131830 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000131830 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000131830 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000131830 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000131830 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000131830 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000131830 | Technology
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000131829 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000131829 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000131829 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000131829 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000131829 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000131829 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000131829 | 064058100 | Bank of New York Mellon Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131829 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000131829 | 45841N107 | Interactive Brokers Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000131829 | 24703L202 | Dell Technologies, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000131829 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000131829 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000131829 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000131829 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000131829 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000131829 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000131829 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000131829 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000131829 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000131829 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000131829 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000131829 | Technology
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000123465 | 077454106 | Belden, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000123465 | 76680R206 | RingCentral, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000123465 | 011532108 | Alamos Gold, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000123465 | 29357K103 | Enova International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000123465 | 05379B107 | Avista Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000123465 | 59100U108 | Pathward Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000123465 | 442487401 | Hovnanian Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000123465 | 222795502 | Cousins Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000123465 | 902681105 | UGI Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000123465 | 459044103 | International Bancshares Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000123465 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000123465 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000123465 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000123465 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000123465 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000123465 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000123465 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000123465 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000123465 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000123465 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000123465 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000123466 | 077454106 | Belden, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000123466 | 76680R206 | RingCentral, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000123466 | 011532108 | Alamos Gold, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000123466 | 29357K103 | Enova International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000123466 | 05379B107 | Avista Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000123466 | 59100U108 | Pathward Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000123466 | 442487401 | Hovnanian Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000123466 | 222795502 | Cousins Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000123466 | 902681105 | UGI Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000123466 | 459044103 | International Bancshares Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000123466 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000123466 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000123466 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000123466 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000123466 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000123466 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000123466 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000123466 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000123466 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000123466 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000123466 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000237915 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237915 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000237915 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000237915 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000237915 | Communications
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000237915 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000237915 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000237915 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000123870 | 46090E103 | Invesco QQQ Trust, Series 1
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000123870 | 78462F103 | SPDR® S&P 500® ETF
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000123870 | 85207H104 | Sprott Physical Gold Trust
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000123870 | 464288521 | iShares Core U.S. REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000123870 | 00191K351 | AQR Diversifying Strategies Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000123870 | 46138J825 | Invesco BulletShares 2025 Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000123870 | 78464A763 | SPDR® S&P Dividend ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000123870 | 14214M641 | Carillon Reams Core Plus Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000123870 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000123870 | 921937793 | Vanguard Long-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000123869 | 46090E103 | Invesco QQQ Trust, Series 1
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000123869 | 78462F103 | SPDR® S&P 500® ETF
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000123869 | 85207H104 | Sprott Physical Gold Trust
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000123869 | 78464A763 | SPDR® S&P Dividend ETF
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000123869 | 26923N512 | SMI 3Fourteen Full-Cycle Trend ETF
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000123869 | 78464A698 | SPDR® S&P® Regional Banking ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000123869 | 425888609 | Hennessy Cornerstone Mid Cap 30 Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000123869 | 464287648 | iShares Russell 2000 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000123869 | 464287614 | iShares Russell 1000 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000123869 | 46138E339 | Invesco S&P 500 Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000123868 | 26923N512 | SMI 3Fourteen Full-Cycle Trend ETF
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000123868 | 425888609 | Hennessy Cornerstone Mid Cap 30 Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000123868 | 464287648 | iShares Russell 2000 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000123868 | 464287614 | iShares Russell 1000 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000123868 | 46138E339 | Invesco S&P 500 Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000123868 | 425888500 | Hennessy Cornerstone Growth Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000123868 | 02072L409 | Alpha Architect U.S. Quantitative Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000123868 | 460953102 | Kinetics Internet Fund (The), No Load Class
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000123868 | 494613797 | Kinetics Paradigm Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000123868 | 31607A703 | Fidelity Investments Money Market Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.40%